VESSELS AND EQUIPMENT, NET (Details) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2014 containership carriers	Dec. 31, 2013 carriers	Dec. 31, 2012 vessel	Apr. 30, 2006 subsidiaries
Property Subject to or Available for Operating Lease [Line Items]
Book value of tankers	$ 1,377,133,000	$ 1,089,616,000
Asset Impairment Charges	11,800,000	0	0
Number of container vessels impaired	5
Number of drybulk carriers delivered	2	1
Number of second hand container vessels delivered	9
Number of newbuilding container vessels delivered	2
Cost of drybulk carriers	61,800,000	27,800,000
Cost of second hand container vessels delivered	127,900,000
Cost of newbuilding container vessels delivered	173,800,000
Number of Suezmax Tankers Transferred To Operating Lease Assets			2
Depreciation	67,393,000	58,436,000	55,602,000
Suezmax Tankers [Member]
Property Subject to or Available for Operating Lease [Line Items]
Book value of tankers		93,600,000
Floating Rate Debt [Member] | US$ 210 million secured term loan facility [Member]
Property Subject to or Available for Operating Lease [Line Items]
Number Of Wholly Owned Subsidiaries Of Company That Entered Into Secured Term Loan Facility Agreement				5
Debt amount				$ 210,000,000